General Information (Details)						6 Months Ended
	Mar. 13, 2025 shares	Jul. 01, 2024 MYR (RM) RM / shares shares	May 06, 2024 shares	Feb. 05, 2024 shares	Oct. 06, 2023 MYR (RM)	Dec. 31, 2024	Dec. 31, 2023
General Information [Line Items]
Equity interest					100.00%
Total consideration (in Ringgits) | RM		RM 400,000			RM 1
USD [Member]
General Information [Line Items]
Exchange rate						1	1
RM [Member]
General Information [Line Items]
Exchange rate						4.48	4.595
ARB IOT Group Limited [Member] | Ordinary Shares [Member]
General Information [Line Items]
Ordinary shares (in Shares)				17,496,142
ARB Berhad [Member]
General Information [Line Items]
Equity interest				28.38%
ARB Berhad [Member] | Ordinary Shares [Member]
General Information [Line Items]
Ordinary shares (in Shares)			7,503,858	7,503,858
Equity interest		9.10%	28.38%
Cahaya Fantasi Sdn. Bhd. [Member] | Ordinary Shares [Member]
General Information [Line Items]
Ordinary shares (in Shares)		4,000,000
Nexura [Member] | Ordinary Shares [Member]
General Information [Line Items]
Equity interest		90.90%
Price per shar (in Ringgits per share) | RM / shares		RM 0.1
Subsequent Events [Member] | ARB IOT Group Limited [Member] | Ordinary Shares [Member]
General Information [Line Items]
Ordinary shares (in Shares)	7,503,858
Subsequent Events [Member] | ARB Berhad [Member]
General Information [Line Items]
Equity interest	9.10%
Subsequent Events [Member] | ARB IOT Limited [Member]
General Information [Line Items]
Equity interest	100.00%
Subsequent Events [Member] | Cahaya [Member]
General Information [Line Items]
Equity interest	90.90%